Commitment and Contingencies - Future Payments Under Loan Obligation (Details) - Lexington Lease - Loans Payable $ in Thousands	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
2020	$ 65
2021	65
2022	65
Total payments	$ 195